Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Other equity	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2020	SFr 32,848,635	SFr 286,888,354		SFr (6,078,935)	SFr (657,230)	SFr 15,314,867	SFr (313,705,888)	SFr 14,609,803
Net loss for the year							(15,351,914)	(15,351,914)
Other comprehensive income/(loss) for the period					(295)	260,548		260,253
Total comprehensive loss for the year					(295)	260,548	(15,351,914)	(15,091,661)
Issue of shares-third parties	6,900,000	3,199,323						10,099,323
Issue of treasury shares	9,524,317			(9,524,317)
Cost of shares issuance		(1,865,475)						(1,865,475)
Sales under shelf-registration		3,882		3,759,402				3,763,284
Related costs of sales shelf-registration		(581,800)						(581,800)
Sale of pre-funded warrants						5,470,141		5,470,141
Cost of pre-funded warrants sold						(848,998)		(848,998)
Value of warrants and pre-funded warrants		(3,720,491)				3,720,491
Value of share-based services						1,178,344		1,178,344
Movement in treasury shares:
Settlement of supplier invoices		48,066		116,914				164,980
Net purchases under liquidity agreement		(31,502)		(16,283)				(47,785)
Other net sales of treasury shares		41,004		39,940				80,944
Ending balance at Dec. 31, 2021	49,272,952	283,981,361		(11,703,279)	(657,525)	25,095,393	(329,057,802)	16,931,100
Net loss for the year							(20,804,213)	(20,804,213)
Other comprehensive income/(loss) for the period					(345)	1,270,132		1,269,787
Total comprehensive loss for the year					(345)	1,270,132	(20,804,213)	(19,534,426)
Reduction of the nominal value	(64,620,223)		SFr 64,620,223
Issue of treasury shares	16,326,365			(16,326,365)
Exercise ESOP & ESC (treasury shares IFRS 2)	174,389			(174,389)
Cost of shares issuance		(288,131)						(288,131)
Sales under shelf-registration		(3,275,107)		4,500,000				1,224,893
Related costs of sales shelf-registration		(114,754)						(114,754)
Sale of pre-funded warrants						2,841,270		2,841,270
Cost of pre-funded warrants sold						(301,841)		(301,841)
Exercise of pre-funded warrants		(8,792,756)		15,978,570		(7,160,573)		25,241
Value of warrants and pre-funded warrants		(999,789)				999,789
Value of share-based services						3,682,073		3,682,073
Movement in treasury shares:
Net purchases under liquidity agreement		(105,433)		91,452				(13,981)
Sales agency agreement		(890,294)		1,355,248				464,954
Costs under sale agency agreement		(3,487)						(3,487)
Ending balance at Dec. 31, 2022	1,153,483	269,511,610	64,620,223	(6,278,763)	(657,870)	26,426,243	(349,862,015)	4,912,911
Net loss for the year							(10,556,227)	(10,556,227)
Other comprehensive income/(loss) for the period					(2,000)	(506,167)		(508,167)
Total comprehensive loss for the year					(2,000)	(506,167)	(10,556,227)	(11,064,394)
Issue of treasury shares	329,000			(329,000)
Exercise ESOP & ESC (treasury shares IFRS 2)	125,272			(125,272)
Cost of shares issuance		(30,804)						(30,804)
Sales under shelf-registration		(920,069)		2,079,828				1,159,759
Related costs of sales shelf-registration		(36,747)						(36,747)
Sale of pre-funded warrants						3,382,259		3,382,259
Cost of pre-funded warrants sold						(136,327)		(136,327)
Exercise of pre-funded warrants	235,790	3,046,123				(3,245,932)		35,981
Costs of pre-funded warrants exercised		(53,445)						(53,445)
Value of warrants and pre-funded warrants		(2,760,143)				2,760,143
Value of share-based services						1,794,467		1,794,467
Movement in treasury shares:
Net purchases under liquidity agreement		(817)		(1,504)				(2,321)
Sales agency agreement		(2,552,071)		3,745,145				1,193,074
Costs under sale agency agreement		(8,948)						(8,948)
Ending balance at Dec. 31, 2023	SFr 1,843,545	SFr 266,194,689	SFr 64,620,223	SFr (909,566)	SFr (659,870)	SFr 30,474,686	SFr (360,418,242)	SFr 1,145,465